UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 6.3%	Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%, 6/01/11 (a)	$7,500	$8,245,875

Arizona - 7.0%	Glendale, Arizona, Municipal Property Corp., Excise Tax Revenue Refunding Bonds, Series A, 4.50%, 7/01/32 (b)	3,655	3,458,909
	Goodyear, Arizona, GO, 4.25%, 7/01/37 (b)	1,250	1,099,012
	Mohave County, Arizona, Unified School District Number 20 (Kingman), School Improvement Bonds (Project of 2006), Series C, 5%, 7/01/26 (c)	200	207,866
	Salt Verde Financial Corp., Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	1,500	1,219,980
	Salt Verde Financial Corp., Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	2,065	1,643,017
	San Luis, Arizona, Facilities Development Corp., Senior Lien Revenue Bonds (Regional Detention Center Project), 6.25%, 5/01/15	300	270,357
	San Luis, Arizona, Facilities Development Corp., Senior Lien Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	300	267,381
	San Luis, Arizona, Facilities Development Corp., Senior Lien Revenue Bonds (Regional Detention Center Project), 7.25%, 5/01/27	600	518,280
	University Medical Center Corp. of Arizona, Hospital Revenue Bonds, 6.50%, 7/01/39	500	499,960

			9,184,762

California - 13.0%	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corp.), Sub-Series C, 6.30%, 6/01/55 (d)	4,500	37,350
	California HFA, Home Mortgage Revenue Bonds, AMT, Series G, 5.05%, 2/01/29	2,835	2,346,388
	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	4,392,350
	California State, GO, 5.75%, 4/01/31	2,000	2,028,320
	California State, GO, 6.50%, 4/01/33	1,950	2,119,650
	California State, GO, Refunding, AMT, 5.05%, 12/01/36	1,000	852,590
	Carlsbad, California, Unified School District, GO, Series B, 5.45%, 5/01/34 (e)(f)	1,000	558,500
	Dinuba, California, Unified School District, GO (Election of 2006), 5.625%, 8/01/31 (b)	250	254,730
	Dinuba, California, Unified School District, GO (Election of 2006), 5.75%, 8/01/33 (b)	500	509,985

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	San Diego, California, Community College District, GO (Election of 2002), CABS, 6.006%, 8/01/19 (f)	$2,800	$1,552,040
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,160	1,087,233
	Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,585	1,430,463

			17,169,599

Colorado - 2.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives), Series D, 6.25%, 10/01/33	1,070	1,157,130
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (b)	1,085	1,039,810
	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (b)	635	626,593

			2,823,533

District of Columbia - 8.6%	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (g)	595	351,580
	District of Columbia, Tax Increment Revenue Bonds (Gallery Place Project), 5.40%, 7/01/31 (b)	6,000	6,081,000
	District of Columbia Tobacco Settlement Financing Corp., Asset- Backed Revenue Refunding Bonds, 6.75%, 5/15/40	5,580	4,916,371

			11,348,951

Florida - 15.2%	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875%, 12/15/25	1,500	1,448,700
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,420	2,037,592
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	7,760	8,697,718
	Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian Trace Apartment Project), AMT, Series A, 5.625%, 1/01/44 (b)	7,255	7,161,991
	Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	955	676,933

			20,022,934

Georgia - 4.0%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/37 (b)	5,000	4,895,800
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38 (h)(i)	1,000	405,000

			5,300,800

Idaho - 1.9%	Idaho HFA, Grant and Revenue Anticipation Bonds (Federal Highway Trust Fund), Series A, 5%, 7/15/27	600	611,916
	Idaho Health Facilities Authority, Revenue Refunding Bonds (Trinity Health Group), Series B, 6.25%, 12/01/33	1,750	1,855,455

			2,467,371

Illinois - 9.0%	Bolingbrook, Illinois, GO, Refunding, Series B, 6.22%, 1/01/36 (d)(j)(k)	23,065	4,474,379
	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 10%, 6/15/23 (l)	1,150	909,650

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake Forest Hospital), Series A, 5.75%, 7/01/29	$6,000	$5,600,580
	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	420	279,224
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7%, 12/01/37	720	512,323
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (h)(i)	425	41,811

			11,817,967

Indiana - 1.4%	Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury House Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 1, 5.90%, 12/01/34	1,880	1,910,099

Kansas - 2.9%	Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds (Cessna Citation Service Center), AMT, Series A, 6.25%, 6/15/32	5,000	3,809,550

Kentucky - 0.4%	Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub- Series A-1, 6%, 12/01/38 (c)	500	516,490

Louisiana - 0.6%	East Baton Rouge, Louisiana, Sewerage Commission, Revenue Refunding Bonds, Series A, 5.25%, 2/01/39	750	752,707

Maryland - 3.2%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series B, 6.25%, 7/01/30	2,903	2,074,164
	Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series L, 4.95%, 9/01/38	1,645	1,483,148
	Maryland State Health and Higher Educational Facilities Authority, Mortgage Revenue Refunding Bonds (Western Maryland Health System), 4.375%, 7/01/36 (j)(m)	750	662,572

			4,219,884

Michigan - 3.3%	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6.25%, 10/15/38	1,250	1,350,012
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	1,065	833,948
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,950	2,194,374

			4,378,334

Minnesota - 4.4%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (c)	5,350	5,822,726

Mississippi - 3.3%	Mississippi Development Bank, Special Obligation Revenue Bonds (Jackson County Limited Tax Note), 5.50%, 7/01/32 (c)	1,750	1,781,097
	University of Southern Mississippi Education Building Corp. Revenue Bonds (Campus Facilities Improvements Project), 5.375%, 9/01/36	2,500	2,558,175

			4,339,272

Multi-State - 8.7%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (l)(n)	10,500	11,408,355

Nebraska - 1.2%	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,760	1,638,578

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Nevada - 1.5%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	$1,325	$1,242,241
	Las Vegas, Nevada, Special Improvement District Number 809 Revenue Bonds (Summerlin Area), 5.65%, 6/01/23	1,345	760,369

			2,002,610

New Jersey - 15.2%	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	915	467,721
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	3,710	3,133,095
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (o)	1,500	1,170,825
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,500	6,054,225
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,500	1,222,350
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/27 (j)	1,000	997,600
	New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series AA, 5.50%, 12/15/29 (e)	250	258,572
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	3,000	2,604,720
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (c)	1,500	1,489,155
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (University of Medicine and Dentistry), Series B, 7.125%, 12/01/23	630	669,104
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (University of Medicine and Dentistry), Series B, 7.50%, 12/01/32	800	831,928
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	1,000	1,073,690

			19,972,985

New York - 12.7%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	455	286,008
	Hudson Yards Infrastructure Corp., New York, Revenue Bonds, Series A, 5%, 2/15/47 (k)	1,000	847,400
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5.25%, 9/01/29 (p)	1,500	1,533,810
	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	300	333,846
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series B, 5%, 11/15/34	800	797,696
	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (q)	760	762,766
	New York City, New York, City Housing Development Corp., M/F Housing Revenue Bonds, AMT, Series A, 5.50%, 11/01/34	3,000	2,884,800
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 6.50%, 1/01/46 (c)	700	769,377

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	$3,165	$2,929,271
	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	400	420,632
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	450	482,594
	New York Liberty Development Corp. Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,500	1,391,085
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Rochester Institute of Technology), Series A, 6%, 7/01/33	1,000	1,054,340
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	1,250	1,253,750
	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,000	1,015,490

			16,762,865

North Carolina - 2.5%	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	2,945	1,429,415
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed), Series A, 5.875%, 10/01/38 (c)	1,000	1,027,750
	North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds (University Health System), Series D, 6.25%, 12/01/33	800	852,488

			3,309,653

Ohio - 0.7%	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (k)(r)	900	904,680

Oklahoma - 1.2%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,725	1,580,635

Oregon - 1.3%	Oregon Health Sciences University, Revenue Refunding Bonds, Series A, 5.75%, 7/01/39 (e)	1,250	1,235,813
	Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 6, 6.05%, 11/01/34	530	532,014

			1,767,827

Pennsylvania - 1.4%	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	2,000	1,885,580

Puerto Rico - 0.7%	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (c)	900	882,108

Rhode Island - 0.8%	Rhode Island State Health and Educational Building Corp., Hospital Revenue Bonds (Lifespan Obligation Group), Series A, 7%, 5/15/39 (c)	1,000	1,082,250

Texas - 16.0%	Harris County, Texas, Health Facilities Development Corp., Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	500	538,425

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Harris County, Texas, Health Facilities Development Corp., Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	$1,750	$1,885,695
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 6.163%, 11/15/41 (d)(j)	11,690	916,145
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%, 5/15/13 (a)(j)	15	16,901
	San Antonio Energy Acquisition Public Facilities Corp., Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/23	1,775	1,637,846
	San Antonio Energy Acquisition Public Facilities Corp., Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	1,620	1,500,217
	Texas M/F Housing Revenue Bonds (Copperwood Ranch Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 9, 5.95%, 11/01/35	2,480	2,523,549
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.084%, 8/15/35 (d)(q)	60,000	10,267,200
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (q)	2,115	1,782,628

			21,068,606

Washington - 2.0%	Washington State Health Care Facilities Authority Revenue Bonds (MultiCare Health System), Series B, 6%, 8/15/39 (c)	1,400	1,427,034
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (j)(k)	1,325	1,176,521

			2,603,555

Wisconsin - 1.0%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	1,350	1,283,486

	Total Municipal Bonds - 153.5%		202,284,627

	Municipal Bonds Transferred to Tender Option Bond Trusts (s)

Colorado - 2.8%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (b)	3,750	3,641,062

Massachusetts - 1.1%	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	1,450	1,429,352

New York - 1.7%	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University), Series A, 5%, 7/01/38	2,199	2,195,919

Ohio - 2.4%	Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series C-1, 5%, 10/01/41 (b)	1,260	1,166,962
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (University Hospitals Health System), Series A, 5.25%, 1/01/33	2,000	2,008,140

			3,175,102

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 8.0%		10,441,435

	Total Long-Term Investments (Cost - $224,234,937) - 161.5%		212,726,062

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

Money Market Fund - 2.3%	FFI Institutional Tax-Exempt Fund, 0.45% (t)(u)	3,000,000	$3,000,000

	Total Short-Term Securities (Cost - $3,000,000) - 2.3%		3,000,000

	Total Investments (Cost - $227,234,937*) - 163.8%		215,726,062
	Other Assets Less Liabilities - 1.4%		1,859,245
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (4.1)%		(5,337,438)
	Preferred Shares, at Redemption Value - (61.1)%		(80,509,376)

	Net Assets Applicable to Common Shares - 100.0%		$131,738,493

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$220,431,570

Gross unrealized appreciation	$8,022,752
Gross unrealized depreciation	(18,057,633)

Net unrealized depreciation	$(10,034,881)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	FSA Insured.

(c)	Assured Guaranty Insured.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	When-issued security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(g)	ACA Insured.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Non-income producing security.

(j)	NPFGC Insured.

(k)	FGIC Insured.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(m)	FHA Insured.

(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)	Radian Insured.

(p)	CIFG Insured.

(q)	AMBAC Insured.

(r)	BHAC Insured.

(s)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(t)	Represents the current yield as of report date.

(u)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	1,099,573	$1,274

BlackRock Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investment in Securities

Assets

Level 1	$3,000,000
Level 2	212,726,062
Level 3	—

Total	$215,726,062

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 15, 2009